COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Hatch-Waxman Act of 1984 election to sue for patent infringement | Maximum
Contingencies
Stay period before FDA can issue a final approval if patent litigation is elected	30 months	30 months